Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.11% (A), 04/14/2029 (B)	$ 184,961	$ 184,963
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 1.08% (A), 11/10/2030 (B)	700,000	700,241
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 1.18% (A), 07/15/2030 (B)	100,000	100,006
Apidos CLO XXVII
Series 2017-27A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (A), 07/17/2030 (B)	250,000	250,140
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.23% (A), 05/15/2037 (B)	300,000	300,095
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 1.18% (A), 05/15/2036 (B)	200,000	200,000
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 1.25% (A), 06/15/2031 (B)	300,000	300,115
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 1.07% (A), 08/14/2030 (B)	250,000	250,037
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.08% (A), 10/24/2030 (B)	250,000	250,072
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 10/15/2027 (B)	357,959	357,975
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.75% (A), 07/25/2035	63,026	63,193
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.15% (A), 06/25/2035	200,000	200,527
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.17% (A), 10/25/2035	200,000	199,989

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.35% (A), 06/25/2037	$ 218,813	$ 217,483
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 1.08% (A), 07/15/2030 (B)	250,000	250,006
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.13% (A), 07/20/2030 (B)	250,000	250,012
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	212,932	214,367
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 1.25% (A), 06/15/2039 (B)	200,000	200,000
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.21% (A), 05/15/2036 (B)	113,174	113,174
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.91% (A), 10/25/2034	128,097	127,783
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 1.21% (A), 01/29/2030 (B)	250,000	250,010
Mountain View CLO Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 0.93% (A), 10/15/2026 (B)	5,296	5,296
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.79% (A), 12/26/2031 (B)	17,055	17,132
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.15% (A), 05/16/2030 (B)	200,000	200,010
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.02% (A), 11/15/2026 (B)	74,800	74,820
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 0.97% (A), 07/20/2029 (B)	200,000	200,072
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.04% (A), 11/25/2065 (B)	121,729	123,319
Pretium Mortgage Credit Partners I LLC
Series 2020-RPL2, Class A1,
3.18% (A), 06/27/2069 (B)	1,162,776	1,165,617

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.31% (A), 02/25/2037	$ 100,000	$ 96,692
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 1.17% (A), 10/23/2030 (B)	250,000	250,042
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 0.76% (A), 11/25/2037	300,000	299,344
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.53% (A), 02/17/2032 (B)	232,921	235,976
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 1.30% (A), 07/20/2032 (B)	100,000	100,009
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.11% (A), 07/25/2030 (B)	250,000	250,003
Soundview Home Loan Trust
Series 2007-NS1, Class A4,
1-Month LIBOR + 0.30%, 0.39% (A), 01/25/2037	300,000	288,686
Steele Creek CLO Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.03% (A), 05/21/2029 (B)	232,369	232,223
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.09% (A), 05/25/2058 (B)	81,356	81,980
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	27,547	27,600
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.15% (A), 08/28/2029 (B)	500,000	500,007
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 1.07% (A), 06/20/2029 (B)	300,000	300,040
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 1.17% (A), 09/15/2030 (B)	250,000	250,069

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd.
Series 2016-4A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 07/20/2029 (B)	$ 240,400	$ 240,463
Zais CLO Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.28% (A), 04/15/2028 (B)	74,257	74,265

Total Asset-Backed Securities (Cost $9,953,055)		9,993,853

CORPORATE DEBT SECURITIES - 14.9%
Aerospace & Defense - 0.1%
Boeing Co.
2.20%, 02/04/2026	200,000	201,737
3.60%, 05/01/2034	100,000	104,386
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	106,250
3.95%, 06/15/2023	100,000	101,500

		513,873

Airlines - 0.5%
Air Canada
3.88%, 08/15/2026 (B)	100,000	100,845
American Airlines Pass-Through Trust
3.00%, 04/15/2030	159,326	158,792
3.25%, 04/15/2030	79,732	76,984
3.50%, 08/15/2033	82,684	79,399
4.00%, 01/15/2027	47,474	46,072
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	162,737	169,177
JetBlue Pass-Through Trust
4.00%, 05/15/2034	96,728	105,112
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	233,782
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	68,395	71,528
United Airlines Pass-Through Trust
2.88%, 04/07/2030	244,495	247,385
3.10%, 01/07/2030 - 04/07/2030	323,389	325,961
5.88%, 04/15/2029	92,748	103,768

		1,718,805

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	200,000	219,621

Banks - 3.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	215,114
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,559,862
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	321,520
Barclays PLC
3.65%, 03/16/2025	300,000	322,366
BNP Paribas SA
Fixed until 02/25/2031 (C), 4.63% (A) (B) (D)	200,000	204,250
Citigroup, Inc.
Fixed until 02/18/2026 (C), 3.88% (A)	500,000	511,150
4.40%, 06/10/2025	750,000	829,792

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 1.49% (A), 09/12/2026	$ 200,000	$ 206,471
Fixed until 07/24/2026, 1.75% (A), 07/24/2027 (D)	GBP 200,000	268,852
Fixed until 12/17/2030 (C), 4.60% (A)	$ 200,000	200,458
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	200,000	200,273
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	600,000	607,793
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	227,167
4.55%, 08/16/2028	600,000	690,985
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 0.99% (A), 07/26/2023	100,000	101,244
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.11% (A), 09/11/2024	200,000	202,622
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	196,763
2.56%, 09/13/2031	100,000	98,324
Natwest Group PLC
3.88%, 09/12/2023	300,000	318,129
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	349,044
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (A), 09/15/2027 (B)	300,000	296,250
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	428,169
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	203,769
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	197,690
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	294,931
Stichting AK Rabobank Certificaten
19.44% (E), 12/29/2049 (C) (F)	EUR 210,100	349,863
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 400,000	393,790
2.14%, 09/23/2030	200,000	193,100
Truist Financial Corp.
Fixed until 03/01/2030 (C), 5.10% (A)	400,000	459,800
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	355,729
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	214,594

		11,019,864

Beverages - 0.1%
Bacardi Ltd.
4.45%, 05/15/2025 (B)	100,000	110,182
4.70%, 05/15/2028 (B)	100,000	115,420

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Suntory Holdings Ltd.
2.25%, 10/16/2024 (B)	$ 200,000	$ 207,146

		432,748

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	200,000	238,475

Building Products - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	320,212
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	273,165
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	200,000	204,000

		797,377

Capital Markets - 0.8%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	205,502
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (C)	100,000	89,570
Charles Schwab Corp.
Fixed until 06/01/2026 (C), 4.00% (A) (D)	100,000	104,250
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	305,525
4.28%, 01/09/2028 (B)	300,000	333,288
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (F)	EUR 100,000	121,893
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$ 200,000	203,417
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	216,268
4.25%, 10/14/2021	100,000	100,108
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 1.88% (A), 10/28/2027	300,000	315,000
Fixed until 04/22/2041, 3.21% (A), 04/22/2042	100,000	103,185
MSCI, Inc.
3.63%, 11/01/2031 (B)	100,000	104,057
Nomura Holdings, Inc.
2.65%, 01/16/2025	200,000	208,269
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	441,753

		2,852,085

Chemicals - 0.2%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	316,200
Syngenta Finance NV
3.13%, 03/28/2022	70,000	70,707
5.18%, 04/24/2028 (B)	200,000	224,554
Yara International ASA
3.15%, 06/04/2030 (B)	200,000	210,757

		822,218

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	196,348

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	$ 200,000	$ 205,040
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	100,000	100,217
OneMain Finance Corp.
8.88%, 06/01/2025	200,000	217,000
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (B)	200,000	200,786

		723,043

Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	200,000	203,997
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	210,010

		414,007

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	764,850
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	200,000	224,118
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	198,172
2.63%, 03/20/2025 (B)	200,000	203,462
GE Capital Funding LLC
4.40%, 05/15/2030	400,000	464,221
Helios Leasing I LLC
1.56%, 09/28/2024	26,882	27,317
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	209,321
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	300,000	305,426
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	205,690
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	100,000	100,750

		2,703,327

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.65%, 06/01/2051	200,000	202,617
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	100,000	118,602
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	213,860

		535,079

Electric Utilities - 1.5%
Alabama Power Co.
4.15%, 08/15/2044	200,000	233,929
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	91,592
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	200,000	198,700
DTE Electric Co.
3.70%, 06/01/2046	600,000	671,283
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	100,000	98,945
Edison International
3.55%, 11/15/2024	100,000	106,025

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi LLC
2.85%, 06/01/2028	$ 700,000	$ 739,457
Georgia Power Co.
4.30%, 03/15/2042	100,000	116,347
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	213,610
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	200,000	193,290
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	111,077
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	99,645
3.45%, 07/01/2025	250,000	261,075
3.50%, 06/15/2025 (H) (I)	110,000	114,717
3.75%, 07/01/2028 - 08/15/2042	450,000	441,962
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	429,350
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	200,000	201,000
Southern California Edison Co.
3.90%, 03/15/2043	100,000	106,197
4.00%, 04/01/2047	300,000	321,000
4.65%, 10/01/2043	300,000	345,479
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	554,222

		5,648,902

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.75%, 06/15/2025	100,000	110,959
4.88%, 06/15/2029	100,000	114,949

		225,908

Entertainment - 0.0% (J)
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	86,353

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	111,239
4.30%, 01/15/2026	550,000	609,454
4.50%, 07/30/2029	200,000	232,025
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	200,000	205,253
American Tower Corp.
2.10%, 06/15/2030	100,000	97,747
3.38%, 10/15/2026	400,000	432,868
4.00%, 06/01/2025	760,000	829,334
4.40%, 02/15/2026	400,000	446,781
Brixmor Operating Partnership LP
3-Month LIBOR + 1.05%, 1.18% (A), 02/01/2022	400,000	400,889
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	134,308
Essex Portfolio LP
4.00%, 03/01/2029	300,000	336,142
Kilroy Realty LP
4.38%, 10/01/2025	350,000	389,141
Mid-America Apartments LP
4.00%, 11/15/2025	350,000	384,204
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	373,386
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033 (D)	100,000	98,966

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
STORE Capital Corp.
2.75%, 11/18/2030	$ 200,000	$ 200,709
UDR, Inc.
3.00%, 08/15/2031	100,000	104,525
VEREIT Operating Partnership LP
4.63%, 11/01/2025	300,000	336,998
WP Carey, Inc.
4.60%, 04/01/2024	300,000	325,431

		6,049,400

Gas Utilities - 0.1%
Southern California Gas Co.
2.55%, 02/01/2030	100,000	102,629
4.13%, 06/01/2048	300,000	356,058

		458,687

Health Care Providers & Services - 0.5%
Adventist Health System
2.43%, 09/01/2024	160,000	164,640
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	269,076
CHRISTUS Health
4.34%, 07/01/2028	200,000	228,124
CVS Health Corp.
5.05%, 03/25/2048	300,000	386,480
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	193,838
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	131,072
HCA, Inc.
4.13%, 06/15/2029	100,000	111,808
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	100,000	101,004
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	224,775

		1,810,817

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	232,000	267,400
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	107,382
5.38%, 04/15/2026	60,000	68,217
Hyatt Hotels Corp.
3-Month LIBOR + 3.00%, 3.12% (A), 09/01/2022	200,000	200,240
Marriott International, Inc.
2.85%, 04/15/2031	100,000	101,164
McDonald’s Corp.
3.80%, 04/01/2028	300,000	335,022
Sands China Ltd.
3.80%, 01/08/2026	300,000	309,210

		1,388,635

Insurance - 0.4%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	200,000	201,548
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (B)	100,000	103,576
Fidelity National Financial, Inc.
3.40%, 06/15/2030	200,000	214,563
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,966
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	100,000	105,465

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	$ 100,000	$ 124,781
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	500,000	568,050

		1,328,949

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	89,579
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B) (D)	100,000	109,415

		198,994

Internet & Direct Marketing Retail - 0.0% (J)
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	200,000	183,454

IT Services - 0.1%
CGI, Inc.
2.30%, 09/14/2031 (B)	200,000	194,072

Life Sciences Tools & Services - 0.0% (J)
Illumina, Inc.
2.55%, 03/23/2031	100,000	100,811

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	400,000	429,976

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	217,533

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	400,000	417,928
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	334,826
4.80%, 03/01/2050	200,000	223,951
Comcast Corp.
2.94%, 11/01/2056 (B)	941,000	888,857
Discovery Communications LLC
4.00%, 09/15/2055	243,000	253,257

		2,118,819

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (C), 6.13% (A) (D)	100,000	106,000
Public Service Co. of Colorado
1.88%, 06/15/2031	100,000	98,163
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	96,188

		300,351

Oil, Gas & Consumable Fuels - 1.2%
APT Pipelines Ltd.
4.25%, 07/15/2027 (B)	200,000	226,977
Boardwalk Pipelines LP
3.40%, 02/15/2031	200,000	209,941

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
2.88%, 12/01/2024	$ 170,000	$ 178,472
Dolphin Energy Ltd. LLC
5.50%, 12/15/2021 (F)	200,000	201,760
Energy Transfer LP
4.75%, 01/15/2026	400,000	446,876
7.50%, 07/01/2038	50,000	69,349
Enterprise Products Operating LLC
3.20%, 02/15/2052	230,000	221,449
Kinder Morgan, Inc.
7.75%, 01/15/2032	100,000	143,293
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	209,148
Pertamina Persero PT
4.18%, 01/21/2050 (B)	200,000	201,000
Petronas Energy Canada Ltd.
2.11%, 03/23/2028 (B)	200,000	200,583
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	208,218
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	668,145
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B) (D)	200,000	200,010
Sinopec Group Overseas Development Ltd.
4.13%, 09/12/2025 (B) (D)	500,000	550,137
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	100,000	103,345
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	129,010
Williams Cos., Inc.
2.60%, 03/15/2031	100,000	101,240
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	10,624

		4,279,577

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	706,329
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	207,260

		913,589

Professional Services - 0.1%
Block Financial LLC
3.88%, 08/15/2030	200,000	217,288
IHS Markit Ltd.
4.75%, 08/01/2028	200,000	234,170

		451,458

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	79,000	77,654
2.88%, 02/15/2025 (B)	100,000	102,786
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	28,000	30,551
Union Pacific Corp.
4.10%, 09/15/2067	100,000	117,321

		328,312

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	100,000	99,545
4.30%, 11/15/2032	300,000	335,780

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.
4.20%, 06/22/2023 (B)	$ 80,000	$ 84,470

		519,795

Software - 0.6%
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	98,325
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	100,000	102,500
Microsoft Corp.
2.92%, 03/17/2052	189,000	196,024
Oracle Corp.
1.65%, 03/25/2026 (G)	700,000	709,933
2.95%, 05/15/2025	760,000	806,342
VMware, Inc.
4.65%, 05/15/2027	200,000	229,544

		2,142,668

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	400,000	604,272
Seagate HDD Cayman
4.13%, 01/15/2031	200,000	208,500

		812,772

Tobacco - 0.1%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	400,000	420,816

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd.
3.50%, 10/10/2024 (B) (D)	200,000	212,508
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	200,000	206,272

		418,780

Transportation Infrastructure - 0.0% (J)
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/2025 (B)	10,000	10,606
3.90%, 03/22/2023 (B)	100,000	104,424

		115,030

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	175,000	186,900
5.15%, 09/20/2029 (B)	200,000	228,500
T-Mobile USA, Inc.
2.55%, 02/15/2031	100,000	100,244
2.63%, 04/15/2026	100,000	102,250

		617,894

Total Corporate Debt Securities (Cost $51,679,401)		54,949,222

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Canada - 0.1%
Province of Quebec
2.50%, 04/20/2026	600,000	639,561

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	200,000	204,002

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.2%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	$ 800,000	$ 826,699

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (F)	PEN 700,000	170,092
5.94%, 02/12/2029 (B)	600,000	145,794
8.20%, 08/12/2026 (B)	400,000	108,874

		424,760

Qatar - 0.1%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 200,000	243,748
4.50%, 01/20/2022 (F)	200,000	202,400

		446,148

Romania - 0.1%
Romania Government International Bond
2.75%, 04/14/2041 (B)	EUR 200,000	215,093

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.50%, 04/22/2060 (F)	$ 200,000	238,960

Total Foreign Government Obligations (Cost $3,073,796)		2,995,223

LOAN ASSIGNMENTS - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (K) (L) (M)	332,042	320,726

IT Services - 0.0% (J)
Virtusa Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/11/2028	99,500	99,525

Total Loan Assignments (Cost $425,934)		420,251

MORTGAGE-BACKED SECURITIES - 1.8%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	101,500	102,259
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.13% (A), 04/15/2036 (B)	300,000	299,375
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
SOFRA + 1.16%, 1.21% (A), 09/15/2036 (B)	12,915	12,915
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.91% (A), 09/25/2035	92,411	71,294
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.37% (A), 05/25/2037	153,139	148,503

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	$ 300,000	$ 329,638
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
2.91% (A), 11/25/2034	33,236	35,054
CSMC Trust
Series 2019-RPL9, Class A1,
2.96% (A), 10/27/2059 (B)	86,004	86,597
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	636,205
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 1.23% (A), 04/15/2026 (B)	100,000	100,310
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.22% (A), 12/10/2044 (F)	GBP 20,124	27,041
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.16% (A), 07/15/2038 (B)	$ 298,447	299,290
GCAT LLC
Series 2019-4, Class A1,
3.23% (A), 11/26/2049 (B)	255,233	257,507
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
2.68% (A), 07/19/2035	23,870	20,309
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	420,413
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	254,940	272,464
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	88,048	90,960
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.77% (A), 04/25/2028	73,555	73,408
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	124,695	128,223
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	535,242
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.04% (A), 12/15/2048	633,857	5,843
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.61% (A), 05/25/2035	13,206	13,342

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	$ 400,000	$ 436,190
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	284,393	293,758
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	144,100	148,168
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	GBP 422,830	574,195
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 126,951	131,477
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.26% (A), 06/10/2059 (F)	GBP 165,689	218,334
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.81% (A), 06/10/2059 (F)	37,869	49,782
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.41% (A), 06/10/2059 (F)	45,082	58,773
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.61% (A), 06/10/2059 (F)	35,465	46,419
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
2.87% (A), 04/25/2035	$ 15,440	15,677
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.76% (A), 08/25/2046	231,775	228,871
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	540,849

Total Mortgage-Backed Securities (Cost $6,491,933)		6,708,685

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	151,020
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	156,611
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	238,521
University of California, Revenue Bonds,
Series BG,
1.61%, 05/15/2030	100,000	96,881

		643,033

Maryland - 0.0% (J)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	110,922

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (J)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	$ 100,000	$ 103,074

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	200,000	199,920
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	300,000	403,947

		603,867

Pennsylvania - 0.1%
Commonwealth Financing Authority, Revenue Bonds,
Series A,
2.99%, 06/01/2042	200,000	204,766

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	200,000	238,914

Utah - 0.0% (J)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.84% (A), 12/26/2031	32,927	33,015

Wisconsin - 0.0% (J)
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	100,000	104,281

Total Municipal Government Obligations (Cost $1,843,455)		2,041,872

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
Export-Import Bank of the US
1.58%, 11/16/2024	29,123	29,546
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	258,525	282,742
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	600,000	661,952
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.45% (A), 01/15/2038	242,807	243,247
1-Month LIBOR + 0.40%, 0.48% (A), 02/15/2041 - 09/15/2045	507,949	514,199
3.50%, 01/15/2048	684,021	750,900
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.90% (A), 01/15/2038	242,807	15,492
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.81% (A), 09/15/2043	278,213	58,902
Federal National Mortgage Association
3.50%, 06/01/2045	79,574	85,329
3.79%, 01/01/2029	400,000	442,292
4.00%, 09/01/2050	2,543,589	2,725,920
4.50%, 03/01/2039 - 02/01/2041	112,068	125,110

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.64% (A), 02/25/2041	$ 48,078	$ 48,265
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	142,849	9,393
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.89% (A), 05/20/2066 - 06/20/2066	1,047,292	1,061,017
Uniform Mortgage-Backed Security
1.50%, TBA (N)	300,000	302,496
3.00%, TBA (N)	5,700,000	5,947,117
4.00%, TBA (N)	5,000,000	5,362,695
4.50%, TBA (N)	900,000	974,531

Total U.S. Government Agency Obligations (Cost $19,507,358)		19,641,145

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury - 8.7%
U.S. Treasury Bond
1.13%, 05/15/2040	880,000	759,000
1.38%, 11/15/2040 - 08/15/2050 (O)	8,780,000	7,824,577
1.75%, 08/15/2041	400,000	381,438
1.88%, 02/15/2041	5,600,000	5,465,250
1.88%, 02/15/2051 (O)	1,400,000	1,331,312
2.25%, 05/15/2041	600,000	622,500
2.88%, 11/15/2046 (O)	1,200,000	1,386,469
3.00%, 02/15/2048 - 08/15/2048 (O)	1,670,000	1,982,220
3.13%, 11/15/2041 - 05/15/2048 (O)	2,310,000	2,771,099
4.25%, 05/15/2039 (O)	2,300,000	3,128,988
4.38%, 05/15/2041 (O)	1,900,000	2,656,141
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 05/15/2050 (D)	2,100,000	1,139,403
U.S. Treasury Note
1.75%, 12/31/2026	100,000	103,633
2.00%, 06/30/2024	300,000	312,504
2.13%, 03/31/2024	500,000	521,211
2.25%, 02/15/2027 (D) (O)	1,750,000	1,857,734

Total U.S. Government Obligations (Cost $32,880,082)		32,243,479

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 48.2%
U.S. Cash Management Bill
0.02% (P), 01/18/2022	3,700,000	3,699,574
0.04% (P), 01/25/2022	2,000,000	1,999,700
0.05% (P), 01/11/2022	35,900,000	35,896,287
U.S. Treasury Bill
0.03% (P), 11/18/2021 - 11/26/2021 (Q)	4,800,000	4,799,767
0.04% (P), 12/02/2021 (Q)	7,500,000	7,499,613
0.04% (P), 01/13/2022	2,200,000	2,199,768
0.05% (P), 10/07/2021 - 03/10/2022 (Q)	7,100,000	7,099,300
0.05% (P), 01/06/2022 - 03/31/2022	93,600,000	93,580,503
0.06% (P), 03/03/2022	21,500,000	21,495,888

Total Short-Term U.S. Government Obligations (Cost $178,267,651)		178,270,400

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (P)	2,349,675	$ 2,349,675

Total Other Investment Company (Cost $2,349,675)		2,349,675

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (P), dated 09/30/2021, to be repurchased at $7,475,240 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $7,624,760.	$ 7,475,240	7,475,240

Total Repurchase Agreement (Cost $7,475,240)		7,475,240

Total Investments Excluding Options/Swaptions Purchased (Cost $313,947,580)		317,089,045
Total Options/Swaptions Purchased - 1.5% (Cost $6,156,885)		5,418,652

Total Investments (Cost $320,104,465)		322,507,697
Net Other Assets (Liabilities) - 12.8%		47,228,266

Net Assets - 100.0%		$ 369,735,963

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENT - (0.3)% (R)

Canadian Imperial Bank of Commerce, 0.07% (P), dated 08/03/2021, to be repurchased at $(1,223,775) on 10/05/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2040, and with a value of $(1,174,924).

	$ (1,223,625)	$ (1,223,765)

Total Reverse Repurchase Agreement	$ (1,223,625)	$ (1,223,765)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 3,550.00	06/17/2022	USD	197,285,332	458	$ 6,135,185	$ 5,381,500

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	0.01%	12/28/2021	USD	3,500,000	$ 21,700	$ 37,152

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America High Yield Index - Series 36	MSC	Pay	1.00%	11/17/2021	USD	300,000	$(1,200)	$(284)
Put - North America High Yield Index - Series 36	DUB	Pay	1.01	11/17/2021	USD	500,000	(2,025)	(544)
Put - North America High Yield Index - Series 36	GSI	Pay	1.03	10/20/2021	USD	200,000	(740)	(79)
Put - North America High Yield Index - Series 36	CSS	Pay	1.04	12/15/2021	USD	400,000	(1,540)	(1,532)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.75	10/20/2021	USD	2,400,000	(2,364)	(201)
Put - North America Investment Grade Index - Series 36	DUB	Pay	1.02	01/19/2022	USD	1,000,000	(4,900)	(4,599)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.80	01/19/2022	USD	400,000	(510)	(514)

Total							$(13,279)	$(7,753)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 30-Year	BOA	3-Month USD-LIBOR	Pay	0.02%	12/28/2021	USD	700,000	$ (21,700)	$ (45,229)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$ (34,979)	$ (52,982)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (T)	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.47%	USD 100,000	$2,228	$1,154	$1,074
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.55	USD 300,000	6,459	4,107	2,352
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	0.62	USD 100,000	700	343	357
Verizon Communications, Inc., 4.13%, 03/16/2017	1.00	Quarterly	12/20/2026	0.53	USD 200,000	4,822	4,711	111

Total						$14,209	$10,315	$3,894

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	400,000	$(15,871)	$(13,968)	$(1,903)
North America High Yield Index - Series 37	5.00	Quarterly	12/20/2026	USD	600,000	56,080	57,210	(1,130)
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	4,900,000	118,592	113,414	5,178
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD	7,700,000	184,597	186,849	(2,252)

Total						$343,398	$343,505	$(107)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(516)	$1	$(517)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(1,520)	659	(2,179)
3-Month USD-LIBOR	Pay	1.00	Semi-Annually/Quarterly	12/16/2030	USD	2,800,000	120,708	142,282	(21,574)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,200,000	7,708	—	7,708
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	1,000,000	7,134	—	7,134
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	1,600,000	8,974	—	8,974
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	700,000	1,570	—	1,570
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	800,000	(23,741)	(26,055)	2,314
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	03/16/2032	EUR	1,300,000	2,822	24,790	(21,968)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	(32,857)	(38,222)	5,365

Total							$90,282	$103,455	$(13,173)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (T)	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00%	Quarterly	12/20/2026	1.68%	USD 100,000	$(3,350)	$(2,613)	$(737)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00	Quarterly	12/20/2026	1.68	USD 100,000	(3,351)	(2,520)	(831)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	2.10	USD 300,000	(16,113)	(15,005)	(1,108)

Total							$(22,814)	$(20,138)	$(2,676)

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$7,834	$(36,031)	$43,865
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	599,583	5,627	(33,213)	38,840

Total							$13,461	$(69,244)	$82,705

Value
OTC Swap Agreements, at value (Assets)	$13,461
OTC Swap Agreements, at value (Liabilities)	$(22,814)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	16	12/31/2021	$1,976,522	$1,963,875	$—	$(12,647)
10-Year U.S. Treasury Note	110	12/21/2021	14,674,840	14,477,031	—	(197,809)
E-Mini Russell 2000® Index	167	12/17/2021	18,631,377	18,376,680	—	(254,697)
Euro-BTP Italy Government Bond	11	12/08/2021	1,959,187	1,936,124	—	(23,063)
MSCI EAFE Index	491	12/17/2021	58,128,230	55,654,850	—	(2,473,380)
S&P 500® E-Mini Index	730	12/17/2021	162,334,048	156,867,875	—	(5,466,173)

Total					$—	$(8,427,769)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Euro OAT	(9)	12/08/2021	$(1,757,009)	$(1,730,053)	$26,956	$—
German Euro Bund	(22)	12/08/2021	(4,389,798)	(4,327,642)	62,156	—

Total					$89,112	$—

Total Futures Contracts					$89,112	$(8,427,769)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/01/2021	USD	114,546	DKK	715,000	$3,174	$—
BNP	10/05/2021	USD	201,817	MXN	4,097,000	3,525	—
BNP	01/12/2022	MXN	38,000	USD	1,856	—	(42)
BOA	10/04/2021	GBP	865,000	USD	1,169,604	—	(4,100)
BOA	11/02/2021	USD	1,169,656	GBP	865,000	4,109	—
BOA	11/22/2021	RUB	20,735	USD	277	5	—
CITI	10/04/2021	USD	775,850	EUR	656,000	15,910	—
CITI	10/04/2021	EUR	50,000	USD	58,678	—	(756)
CITI	11/22/2021	RUB	2,850,974	USD	38,552	241	—
CITI	03/25/2022	USD	543,655	PEN	2,002,388	64,125	—
CSS	11/22/2021	RUB	19,291	USD	258	4	—
GSB	10/04/2021	USD	469,121	BRL	2,500,413	10,332	—
GSB	10/04/2021	BRL	1,250,206	USD	236,267	—	(6,873)
GSB	10/22/2021	RUB	3,728	USD	49	2	—
GSB	11/03/2021	BRL	1,250,206	USD	233,465	—	(5,100)
GSB	12/20/2021	RUB	211,656	USD	2,850	11	—
HSBC	10/04/2021	GBP	93,000	USD	126,473	—	(1,164)
HSBC	10/05/2021	MXN	4,097,000	USD	194,609	3,683	—
MSC	10/01/2021	DKK	758,949	USD	119,201	—	(982)
MSC	04/01/2022	USD	119,201	DKK	756,088	982	—
SCB	10/04/2021	USD	1,312,830	GBP	958,000	22,017	—
SCB	10/22/2021	RUB	5,565,574	USD	73,977	2,172	—

Total						$130,292	$(19,017)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,993,853	$—	$9,993,853
Corporate Debt Securities	—	54,949,222	—	54,949,222
Foreign Government Obligations	—	2,995,223	—	2,995,223
Loan Assignments	—	99,525	320,726	420,251
Mortgage-Backed Securities	—	6,708,685	—	6,708,685
Municipal Government Obligations	—	2,041,872	—	2,041,872
U.S. Government Agency Obligations	—	19,641,145	—	19,641,145
U.S. Government Obligations	—	32,243,479	—	32,243,479
Short-Term U.S. Government Obligations	—	178,270,400	—	178,270,400
Other Investment Company	2,349,675	—	—	2,349,675
Repurchase Agreement	—	7,475,240	—	7,475,240
Exchange-Traded Options Purchased	5,381,500	—	—	5,381,500
Over-the-Counter Interest Rate Swaptions Purchased	—	37,152	—	37,152

Total Investments	$7,731,175	$314,455,796	$320,726	$322,507,697

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$373,478	$—	$373,478
Centrally Cleared Interest Rate Swap Agreements	—	148,916	—	148,916
Over-the-Counter Credit Default Swap Agreements	—	13,461	—	13,461
Futures Contracts (Y)	89,112	—	—	89,112
Forward Foreign Currency Contracts (Y)	—	130,292	—	130,292

Total Other Financial Instruments	$89,112	$666,147	$—	$755,259

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(1,223,765)	$—	$(1,223,765)
Over-the-Counter Credit Default Swaptions Written	—	(7,753)	—	(7,753)
Over-the-Counter Interest Rate Swaptions Written	—	(45,229)	—	(45,229)
Centrally Cleared Credit Default Swap Agreements	—	(15,871)	—	(15,871)
Centrally Cleared Interest Rate Swap Agreements	—	(58,634)	—	(58,634)
Over-the-Counter Credit Default Swap Agreements	—	(22,814)	—	(22,814)
Futures Contracts (Y)	(8,427,769)	—	—	(8,427,769)
Forward Foreign Currency Contracts (Y)	—	(19,017)	—	(19,017)

Total Other Financial Instruments	$(8,427,769)	$(1,393,083)	$—	$(9,820,852)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $32,049,090, representing 8.7% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,349,491, collateralized by cash collateral of $2,349,675 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,091,203. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $1,685,317, representing 0.5% of the Portfolio’s net assets.
(G)	Restricted securities. At September 30, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 05/28/2031, 3.04%, 05/28/2032	06/03/2021	$199,708	$203,417	0.1%
Corporate Debt Securities	Oracle Corp. 1.65%, 03/25/2026	03/22/2021	699,664	709,933	0.2

Total			$899,372	$913,350	0.3%

(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2021, the value of this security is $114,717, representing less than 0.1% of the Portfolio’s net assets.
(I)	Non-income producing security.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $593,190, representing 0.2% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Fixed rate loan commitment at September 30, 2021.
(N)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(O)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2021 was $1,788,386 at a weighted average interest rate of (0.06)%.
(P)	Rates disclosed reflect the yields at September 30, 2021.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $12,910,929.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2021 was $14,818,916 at a weighted average interest rate of 0.10%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 17